Disclosure of detailed information about mineral properties (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Beginning balance	$ 610,823	$ 610,823
Depreciation and depletion	(9,600)
Ending balance		114	$ 610,823
Cost [Member]
Statements [Line Items]
Beginning balance	730,799	730,799	597,017
Additions		57,007	126,387
Changes to rehabilitation provisions		(2)	4,766
Reclassification from mineral property, plant and equipment to VAT receivable			(2,629)
Transfers		0	0
Exploration and evaluation assets and mineral properties, plant and equipment, including assets of joint venture		787,804
Less: Assets of the AGM (note 6)		(787,355)
Ending balance		449	730,799
Accumulated depreciation and depletion [Member]
Statements [Line Items]
Beginning balance	(119,976)	(119,976)	(55,773)
Depreciation and depletion		(51,639)	(64,203)
Loss associated with loss of control (note 6)		(185,211)
Exploration and evaluation assets and mineral properties, plant and equipment, including assets of joint venture		(356,826)
Less: Assets of the AGM (note 6)		356,491
Ending balance		(335)	(119,976)
Mineral interests - Depletable [Member]
Statements [Line Items]
Beginning balance	178,598	178,598
Ending balance		0	178,598
Mineral interests - Depletable [Member] | Cost [Member]
Statements [Line Items]
Beginning balance	244,357	244,357	146,145
Additions		45,497	73,486
Changes to rehabilitation provisions		556	4,970
Reclassification from mineral property, plant and equipment to VAT receivable			(2,629)
Transfers		11,069	17,127
Exploration and evaluation assets and mineral properties, plant and equipment, including assets of joint venture		301,479
Less: Assets of the AGM (note 6)		(301,479)
Ending balance		0	244,357
Mineral interests - Depletable [Member] | Accumulated depreciation and depletion [Member]
Statements [Line Items]
Beginning balance	(65,759)	(65,759)	(23,405)
Depreciation and depletion		(34,395)	(42,354)
Loss associated with loss of control (note 6)		(64,537)
Exploration and evaluation assets and mineral properties, plant and equipment, including assets of joint venture		(164,691)
Less: Assets of the AGM (note 6)		164,691
Ending balance		0	(65,759)
Mineral interests - Non-depletable [Member]
Statements [Line Items]
Beginning balance	78,537	78,537
Ending balance		0	78,537
Mineral interests - Non-depletable [Member] | Cost [Member]
Statements [Line Items]
Beginning balance	78,537	78,537	89,089
Additions		141	6,244
Changes to rehabilitation provisions		(558)	(204)
Reclassification from mineral property, plant and equipment to VAT receivable			0
Transfers		(5,959)	(16,592)
Exploration and evaluation assets and mineral properties, plant and equipment, including assets of joint venture		72,161
Less: Assets of the AGM (note 6)		(72,161)
Ending balance		0	78,537
Mineral interests - Non-depletable [Member] | Accumulated depreciation and depletion [Member]
Statements [Line Items]
Beginning balance	0	0	0
Depreciation and depletion		0	0
Loss associated with loss of control (note 6)		(30,911)
Exploration and evaluation assets and mineral properties, plant and equipment, including assets of joint venture		(30,911)
Less: Assets of the AGM (note 6)		30,911
Ending balance		0	0
Exploration and evaluation assets [Member]
Statements [Line Items]
Beginning balance	13,085	13,085
Ending balance		0	13,085
Exploration and evaluation assets [Member] | Cost [Member]
Statements [Line Items]
Beginning balance	13,085	13,085	12,757
Additions		0	328
Changes to rehabilitation provisions		0	0
Reclassification from mineral property, plant and equipment to VAT receivable			0
Transfers		0	0
Exploration and evaluation assets and mineral properties, plant and equipment, including assets of joint venture		13,085
Less: Assets of the AGM (note 6)		(13,085)
Ending balance		0	13,085
Exploration and evaluation assets [Member] | Accumulated depreciation and depletion [Member]
Statements [Line Items]
Beginning balance	0	0	0
Depreciation and depletion		0	0
Loss associated with loss of control (note 6)		(3,417)
Exploration and evaluation assets and mineral properties, plant and equipment, including assets of joint venture		(3,417)
Less: Assets of the AGM (note 6)		3,417
Ending balance		0	0
Plant, buildings and equipment
Statements [Line Items]
Beginning balance	313,070	313,070
Ending balance		0	313,070
Plant, buildings and equipment | Cost [Member]
Statements [Line Items]
Beginning balance	366,671	366,671	340,962
Additions		2,264	7,032
Changes to rehabilitation provisions		0	0
Reclassification from mineral property, plant and equipment to VAT receivable			0
Transfers		20,949	18,677
Exploration and evaluation assets and mineral properties, plant and equipment, including assets of joint venture		389,884
Less: Assets of the AGM (note 6)		(389,884)
Ending balance		0	366,671
Plant, buildings and equipment | Accumulated depreciation and depletion [Member]
Statements [Line Items]
Beginning balance	(53,601)	(53,601)	(31,793)
Depreciation and depletion		(17,200)	(21,808)
Loss associated with loss of control (note 6)		(83,807)
Exploration and evaluation assets and mineral properties, plant and equipment, including assets of joint venture		(154,608)
Less: Assets of the AGM (note 6)		154,608
Ending balance		0	(53,601)
Assets under construction [Member]
Statements [Line Items]
Beginning balance	27,403	27,403
Ending balance		0	27,403
Assets under construction [Member] | Cost [Member]
Statements [Line Items]
Beginning balance	27,403	27,403	7,341
Additions		9,084	39,274
Changes to rehabilitation provisions		0	0
Reclassification from mineral property, plant and equipment to VAT receivable			0
Transfers		(26,059)	(19,212)
Exploration and evaluation assets and mineral properties, plant and equipment, including assets of joint venture		10,428
Less: Assets of the AGM (note 6)		(10,428)
Ending balance		0	27,403
Assets under construction [Member] | Accumulated depreciation and depletion [Member]
Statements [Line Items]
Beginning balance	0	0	0
Depreciation and depletion		0	0
Loss associated with loss of control (note 6)		(2,539)
Exploration and evaluation assets and mineral properties, plant and equipment, including assets of joint venture		(2,539)
Less: Assets of the AGM (note 6)		2,539
Ending balance		0	0
Corporate assets [Member]
Statements [Line Items]
Beginning balance	130	130
Ending balance		114	130
Corporate assets [Member] | Cost [Member]
Statements [Line Items]
Beginning balance	746	746	723
Additions		21	23
Changes to rehabilitation provisions		0	0
Reclassification from mineral property, plant and equipment to VAT receivable			0
Transfers		0	0
Exploration and evaluation assets and mineral properties, plant and equipment, including assets of joint venture		767
Less: Assets of the AGM (note 6)		(318)
Ending balance		449	746
Corporate assets [Member] | Accumulated depreciation and depletion [Member]
Statements [Line Items]
Beginning balance	$ (616)	(616)	(575)
Depreciation and depletion		(44)	(41)
Loss associated with loss of control (note 6)		0
Exploration and evaluation assets and mineral properties, plant and equipment, including assets of joint venture		(660)
Less: Assets of the AGM (note 6)		325
Ending balance		$ (335)	$ (616)